CHRISTIAN STEWARDSHIP FUNDS
---------------------------

Dear Shareholder:

We are pleased to present the semi-annual report for the Christian Stewardship Funds for the period ended October 31, 2002.

ECONOMIC OVERVIEW

IRRATIONAL EXUBERANCE OR IRRATIONAL PESSIMISM?

In one of his more famous speeches, Federal Reserve Chairman Alan Greenspan cautioned equity investors against what he termed "irrational exuberance." By this he meant investors were being too optimistic about the prospects for corporate profits and prospective investment returns. Chairman Greenspan made his speech on December 5, 1996. He was speaking against a back drop in which equity prices had advanced 82% from their 1994 lows to December, 1996. This translated into an annualized rate of over 24% per year. Moreover, over half of this market expansion was driven by rising price-earnings ratios as investor optimism about future profit growth increased. As Chairman Greenspan spoke, the S&P 500 P/E ratio had reached a record high of 16.36x earnings. The equity market, nonetheless, failed to hear the prophecy and continued to advance by over 100% during the next 3 years, 3 months until March, 2000, when the recent bear market began.

While the Federal Reserve Chairman has been silent recently on market valuations, we believe the case can now be made for "irrational pessimism." As this is written, the S&P 500 is down 44% from its March, 2000 high. Over the same period, earnings expectations for the S&P 500 have fallen by about 10%. The remainder of the decline is accounted for by the S&P P/E ratio falling from 25x at the peak to 14.5x currently (based on weighted median). This, to us, is one of the more telling indicators that the optimism of years past has been wrung out of equity prices.

Important as well are the changes in equity valuations with respect to alternative investments. In the heat of the later stages of the bull market, equity prices lost touch with fixed income investments. At the top, investors were willing to pay more for risky equities than they were for their risk free bond equivalents. Irrational exuberance indeed. Today, the situation has more than reversed and swung to the opposite extreme. This is best illustrated by an example.

INVESTMENT CHOICE: 10 YEAR TREASURY VS. GENERAL ELECTRIC COMMON STOCK

At present the ten-year treasury is yielding about 3.9%. If one were to invest in this security, he or she would receive interest of 3.9% annually, and at the end of ten years, the original investment. The annualized return on this investment would be 3.9%.

Alternatively, one might invest in General Electric common stock. The current annualized dividend on GE is $0.72; the share price is $25.91, meaning the dividend yield is 2.77%. Expected earnings per share for this year are $1.65, giving the stock a price-earnings ratio of 15.7x. This multiple is the lowest for GE stock in years. Analyst's estimates for long-term earnings growth for GE are in line with the company's historical growth rate of 14% per year.

So, which investment should an investor undertake? A ten-year treasury returning 3.9% or GE stock.

If we assume that GE's earnings grow at only 7% per year, (half the historical and projected growth rate), that dividends grow at 4% per year (one fourth the historical rate), and that GE's P/E ratio remains at its current low, the annualized return on investment over 10 years is 10.70%. This is 6.8 percentage points higher than the return on the ten-year treasury. A margin such as this allows plenty of room for things to go wrong. At the top, investors often heard the phrase, "the market is priced for perfection." Currently, it might as easily be said that it is priced for unending imperfection. In fact, if we perform the above exercise to the overall S&P 500 using similarly modest assumptions, the annualized rate of return is 8.2%.

We find comfort in that contrary to the environment toward the top of the last bull market, when unheard of valuations were justified by unheard of valuation measures; the current environment lends itself to simple arithmetic that anyone with a pencil, paper, and a ten key calculator can perform. In the fog of either irrational exuberance or pessimism, the obvious is the first to disappear and the last to reappear. The investment basis for the next move in the market has been laid. The direction, we think, is up.

CHRISTIAN STEWARDSHIP FUNDS
---------------------------

THE BOND MARKET

The fixed income market enjoyed its best quarter of 2002 as the Lehman Aggregate Index rose 4.58% bringing the year-to-date return to +8.55%. The Lehman Aggregate Index is the most comprehensive measure of the domestic investment-grade bond market; please see Table I below for returns of various components within the Aggregate Index. Investors witnessed a dramatic decline in the U.S. Treasury yield curve as the yield on the ten-year note experienced a 120 basis point drop for the quarter and finished the quarter with a yield of 3.59%. This 120 basis point decline in yield translates into a 9 1/2 point increase in the price of the ten-year note. Treasury prices rose as investors sought a safe haven from a number of risks: the effort to mount a regime change in Iraq, the ongoing war on terrorism, weak stock markets (both in the U.S. and abroad), concerns about the possibility of a "double-dip" recession in the U.S., further revelations of corporate governance scandals, and the upcoming mid-term elections. Table I highlights the "flight to quality" of the third quarter as Treasuries outdistanced the corporate and mortgage sectors by 317 and 474 basis points respectively.

TABLE I: TOTAL RETURNS - LEHMAN BROTHERS INDICES

Index                           Q1           Q2           Q3          YTD
-----                           --           --           --          ---

Aggregate                     +0.09        +3.69        +4.58        +8.55
Government/Credit             -0.47        +3.75        +5.70        +9.15
Intermediate Govt/Credit      -0.22        +3.56        +4.53        +8.01
U.S. Treasury                 -0.86        +4.52        +7.40       +11.28
Corporate                     -0.37        +2.70        +4.23        +6.64
Mortgage-Backed               +0.99        +3.48        +2.66        +7.29

The tidal wave of residential mortgage refinancing also provided a boost to the Treasury market. With mortgage rates now at the lowest levels in decades, refinancing is a very attractive option for a large percentage of the population. The steep drop over the last few months prompted many families to refinance mortgages that are even less than one year old. Few banks or other mortgage originators will hold a mortgage for the entire life of the loan, most mortgages are repackaged and sold to investors as Ginnie-Mae, Fannie-Mae, and Freddie-Mac securities. In fact, these repackaged mortgages constitute 35% of the Lehman Aggregate Index. The boost to the Treasury market came from the fact that some large investors, who purchased these securities in recent years, have been forced to make substantial adjustments within their portfolios to counter the "shortening" duration of their positions. The highest profile instance of this problem is Fannie-Mae itself. While Fannie-Mae serves as "repackager" of mortgages, they are also an active buyer of these securities for their own portfolio. Fannie-Mae issues bonds in the market to raise capital and then turns around and reinvests this capital in mortgages (at a higher rate). Fannie-Mae earns the "spread" between the rate on their assets (the mortgages that they bought) and their liabilities (the bonds they issued). To reduce their exposure to interest rate risk, Fannie-Mae continually readjusts their portfolio to maintain a tight match between the average maturity of their liabilities and assets. Normally, Fannie-Mae tries to maintain a duration gap of +/- 6 months. In August, that duration gap moved to -14 months, one of the widest levels in recent years. In order to bring the gap closer to the target, Fannie-Mae was required to purchase billions of dollars of longer-duration assets. This fact provided a strong level of support for ten-year and thirty-year Treasuries. While Fannie-Mae was the highest profile investor placed in this predicament, there were many other large investors that were also faced with the prospect of having to buy high-quality longer-dated securities to reduce their interest rate risk.

In our newsletter published at the conclusion of the second quarter we commented on the trends within the corporate sector. Table II provides an update on the year-to-date performance for corporate bonds. The quality theme of the first two quarters intensified in the third quarter. Recall that through the first six months of 2002 "AA-rated" issues outdistanced "A-rated" and "BBB-rated" issues by 147 basis points and 326 basis points respectively. By the end of the third quarter, the year-to-date relative performance had widened out to +286 basis points for "AA" versus "A." For "AA" versus "BBB" the swing was even more dramatic as the year-to-date relative performance gapped out to 709 basis points. The BBB sector continues to suffer from the concerns about the strength of the economic recovery. In terms of sector performance, finance remains the top-performing sector year-to-date, while the utility and industrial sectors switched positions - the utility sector is now the worst performing sector year-to-date. The utility sector experienced a very difficult third quarter with a rash of negative earnings announcements, a series of downgrades and adverse rulings related to last year's California energy crisis.

CHRISTIAN STEWARDSHIP FUNDS
---------------------------

TABLE II:  TOTAL RETURNS - LEHMAN BROTHERS CORPORATE BOND INDICES

                                           12/31/01              12/31/01
Sector:                  Q1         Q2      6/30/02       Q3      9/30/02
------                   --         --      -------       --      -------

Industrials            (0.98)     +1.31      +0.31      +5.63      +5.95
Utilities              +0.21      +2.74      +2.96      (2.51)     +0.37
Finance                +0.35      +4.62      +4.99      +4.30      +9.50
AA                      0.00      +4.35      +4.35      +6.28     +10.90
A                      (0.30)     +3.20      +2.88      +5.02      +8.04
BBB                    (0.42)     +1.52      +1.09      +2.70      +3.81

At the September 24th meeting, the Federal Reserve elected to leave short-term interest rates unchanged at 1.75%. The meeting was unusual in that the vote (10-2) was not unanimous. This was the first time a dissenting vote was cast since December 2001 and the first time there were two dissenting votes since May 1998. The Fed Funds rate has remained at 1.75%, since December of 2001. While some economists have been pounding the table for more cuts in short-term rates, investors must recognize that there are limits to the impact of monetary policy. Just as the Fed was unable to curb the rapid rise in equity prices in the late 90's, an additional cut in short-term rates today is unlikely to spur new investments from corporations burdened with weak balance sheets and the possibility of another war in Iraq early next year. We expect that the slow economic recovery will continue as companies seek to repair their balance sheets by focusing on cost cutting and improving productivity. Corporate bonds should provide excellent relative performance versus Treasuries, Agencies, and mortgage-backed securities as this rebuilding process unfolds. Investors are living through extraordinary times: U.S. Treasury yields are at historic lows, the stock market is on the verge of its third consecutive losing year, boards of directors face a long battle to win back investor confidence, and a cloud of geopolitical risk hangs over the markets. In circumstances such as these, we can expect to witness dramatic swings in the financial markets once these pressures are relieved. Fixed income portfolios should be positioned for the potential unwinding of these pressures and the subsequent rise in yields that is likely to follow.

We sincerely appreciate your trust and confidence in us and look forward to continuing our relationship with you for many years to come.

Sincerely,

   /s/ Edward L. Jaroski                     /s/ Dan E. Watson

   Edward L. Jaroski                         Dan E. Watson
   President and Chairman of the Board       Executive Vice President

CHRISTIAN STEWARDSHIP FUNDS
LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                           ------         -----
COMMON STOCK (95.66%)

ADVERTISING (0.19%)
Interpublic Group Cos., Inc.                                  430  $      5,147
Omnicom Group                                                 170         9,797
                                                                   ------------
                                                                         14,944
                                                                   ------------

AEROSPACE/DEFENSE (1.62%)
Boeing Co.                                                    810        24,097
General Dynamics Corp.                                        220        17,409
Goodrich Corp.                                                110         1,661
Lockheed Martin Corp.                                         460        26,634
Northrop Grumman Corp.                                        140        14,438
Raytheon Co.                                                  400        11,800
Rockwell Collins, Inc.                                        250         5,633
United Technologies Corp.                                     460        28,368
                                                                   ------------
                                                                        130,040
                                                                   ------------

AGRICULTURE (0.04%)
Monsanto Co.                                                  214         3,537
                                                                   ------------

AIRLINES (0.21%)
AMR Corp.*                                                    190           897
Delta Air Lines, Inc.                                         110         1,109
Southwest Airlines Co.                                       1025        14,965
                                                                   ------------
                                                                         16,971
                                                                   ------------

APPAREL (0.38%)
Jones Apparel Group, Inc.*                                    130         4,503
Liz Claiborne, Inc.                                           160         4,755
Nike, Inc.                                                    280        13,213
Reebok International Ltd.*                                     50         1,413
VF Corp.                                                      180         6,628
                                                                   ------------
                                                                         30,512
                                                                   ------------

APPLIANCES (0.06%)
Maytag Corp.                                                   70         1,806
Whirlpool Corp.                                                60         2,797
                                                                   ------------
                                                                          4,603
                                                                   ------------

CHRISTIAN STEWARDSHIP FUNDS
LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                           ------         -----
AUTO PARTS & EQUIPMENT (0.32%)
Cooper Tire & Rubber Co.                                       80  $      1,041
Dana Corp.                                                    150         1,500
Delphi Corp.                                                  640         4,454
Goodyear Tire & Rubber Co.                                    190         1,349
Johnson Controls, Inc.                                        120         9,360
TRW, Inc.                                                     130         6,929
Visteon Corp.                                                 154         1,015
                                                                   ------------
                                                                         25,648
                                                                   ------------

AUTOMOBILE MANUFACTURERS (0.51%)
Ford Motor Co.                                               1880        15,905
General Motors Corp.                                          520        17,290
Navistar International Corp.*                                  60         1,345
Paccar, Inc.                                                  135         5,956
                                                                   ------------
                                                                         40,496
                                                                   ------------

BANKS (8.53%)
AmSouth Bancorp                                               410         8,036
Bank of America Corp.                                        1540       107,492
Bank of New York Co., Inc.                                    760        19,760
Bank One Corp.                                               1170        45,127
BB&T Corp.                                                    590        21,388
Charter One Financial, Inc.                                   288         8,721
Comerica, Inc.                                                200         8,732
Fifth Third Bancorp                                           643        40,831
First Tennessee National Corp.                                110         4,079
FleetBoston Financial Corp.                                  1003        23,460
Golden West Financial Corp.                                   250        17,265
Huntington Bancshares, Inc.                                   286         5,408
KeyCorp                                                       600        14,658
Marshall & Ilsley Corp.                                       320         9,011
Mellon Financial Corp.                                        490        13,862
National City Corp.                                           740        20,076
North Fork Bancorporation, Inc.                               210         8,077
Northern Trust Corp.                                          220         7,660
PNC Financial Services Group, Inc.                            270        10,978
Regions Financial Corp.                                       340        11,516
SouthTrust Corp.                                              380         9,736
State Street Corp.                                            330        13,652
SunTrust Banks, Inc.                                          320        19,469

CHRISTIAN STEWARDSHIP FUNDS
LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                           ------         -----

Synovus Financial Corp.                                       350  $      7,171
Union Planters Corp.                                          335         9,467
US Bancorp                                                   1963        41,400
Wachovia Corp.                                               1390        48,358
Washington Mutual, Inc.                                      1050        37,548
Wells Fargo & Co.                                            1690        85,294
Zions Bancorporation                                          110         4,423
                                                                   ------------
                                                                        682,655
                                                                   ------------

BIOTECHNOLOGY (0.96%)
Amgen, Inc.*                                                 1216        56,617
Biogen, Inc.*                                                 150         5,504
Chiron Corp.*                                                 200         7,900
Genzyme Corp.*                                                210         5,848
Millipore Corp.                                                40         1,360
                                                                   ------------
                                                                         77,229
                                                                   ------------

BUILDING MATERIALS (0.26%)
American Standard Cos., Inc.*                                  70         4,669
Masco Corp.                                                   540        11,103
Vulcan Materials Co.                                          140         4,698
                                                                   ------------
                                                                         20,470
                                                                   ------------

CHEMICALS (1.68%)
Air Products & Chemicals, Inc.                                240        10,608
Ashland, Inc.                                                  90         2,363
Dow Chemical Co.                                              915        23,781
Du Pont E.I. de Nemours & Co.                                1020        42,075
Eastman Chemical Co.                                           90         3,271
Ecolab, Inc.                                                  150         7,238
Engelhard Corp.                                               140         3,101
Great Lakes Chemical Corp.                                     50         1,216
Hercules, Inc.*                                               100           960
International Flavors & Fragrances, Inc.                      170         5,703
PPG Industries, Inc.                                          170         7,995
Praxair, Inc.                                                 160         8,720
Rohm & Haas Co.                                               250         8,317
Sherwin-Williams Co.                                          200         5,470
Sigma-Aldrich Corp.                                            90         4,117
                                                                   ------------
                                                                        134,935
                                                                   ------------

CHRISTIAN STEWARDSHIP FUNDS
LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                           ------         -----
COMMERCIAL SERVICES (1.22%)
Apollo Group, Inc.*                                           190  $      7,885
Cendant Corp.*                                               1060        12,190
Cintas Corp.                                                  180         8,509
Concord EFS, Inc.*                                            500         7,140
Convergys Corp.*                                              200         2,976
Deluxe Corp.                                                  120         5,546
Equifax, Inc.                                                 200         4,712
H&R Block, Inc.                                               190         8,432
McKesson Corp.                                                320         9,539
Moody's Corp.                                                 180         8,478
Paychex, Inc.                                                 405        11,672
Quintiles Transnational Corp.*                                160         1,720
Robert Half International, Inc.*                              250         4,175
R.R. Donnelley & Sons Co.                                     230         4,612
                                                                   ------------
                                                                         97,586
                                                                   ------------

COMPUTER HARDWARE (3.66%)
Apple Computer, Inc.*                                         350         5,624
Dell Computer Corp.*                                         2440        69,808
EMC Corp.*                                                   2270        11,600
Gateway, Inc.*                                                430         1,290
Hewlett-Packard Co.                                          2919        46,120
International Business Machines Corp.                        1640       129,462
Lexmark International, Inc.*                                  120         7,130
NCR Corp.*                                                     90         2,002
Network Appliance, Inc.*                                      370         3,319
Sun Microsystems, Inc.*                                      3720        11,015
Veritas Software Corp.*                                       368         5,612
                                                                   ------------
                                                                        292,982
                                                                   ------------

COMPUTER SERVICES (0.24%)
Computer Sciences Corp.*                                      170         5,489
Electronic Data Systems Corp.                                 460         6,928
Sungard Data Systems, Inc.*                                   200         4,434
Unisys Corp.*                                                 310         2,706
                                                                   ------------
                                                                         19,557
                                                                   ------------

CHRISTIAN STEWARDSHIP FUNDS
LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                           ------         -----
COMPUTER SOFTWARE (5.58%)
Adobe Systems, Inc.                                           250  $      5,910
Autodesk, Inc.                                                180         2,106
Automatic Data Processing                                     610        25,943
BMC Software, Inc.*                                           250         3,985
Citrix Systems, Inc.*                                         270         2,038
Computer Associates International, Inc.                       560         8,321
Compuware Corp.*                                              430         2,086
Electronic Arts, Inc.*                                        130         8,465
First Data Corp.                                              770        26,904
Fiserv, Inc.*                                                 220         6,873
IMS Health, Inc.                                              360         5,414
Intuit, Inc.*                                                 200        10,384
Mercury Interactive Corp.*                                     70         1,846
Microsoft Corp.*                                             5080       271,628
Novell, Inc.*                                                 330           802
Oracle Corp.*                                                5200        53,300
Parametric Technology Corp.*                                  270           624
Peoplesoft, Inc.*                                             290         5,249
Rational Software Corp.*                                      230         1,523
Siebel Systems, Inc.*                                         480         3,610
                                                                   ------------
                                                                        447,011
                                                                   ------------

CONSUMER PRODUCTS (0.23%)
American Greetings                                            130         1,955
Clorox Co.                                                    320        14,378
Tupperware Corp.                                              110         1,775
                                                                   ------------
                                                                         18,108
                                                                   ------------

CONTAINERS (0.12%)
Ball Corp.                                                     60         2,906
Bemis Co.                                                      60         3,125
Pactiv Corp.*                                                 160         3,174
Sealed Air Corp.*                                              40           613
                                                                   ------------
                                                                          9,818
                                                                   ------------

COSMETICS & TOILETRIES (3.06%)
Alberto-Culver Co.                                            120         6,194
Avon Products, Inc.                                           280        13,577
Colgate-Palmolive Co.                                         590        32,438
Gillette Co.                                                 1170        34,960
Kimberly-Clark Corp.                                          640        32,960
Procter & Gamble Co.                                         1410       124,715
                                                                   ------------
                                                                        244,844
                                                                   ------------

CHRISTIAN STEWARDSHIP FUNDS
LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                           ------         -----
DISTRIBUTION/WHOLESALE (0.15%)
Genuine Parts Co.                                             240  $      7,089
WW Grainger, Inc.                                             110         5,331
                                                                   ------------
                                                                         12,420
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES (7.35%)
American Express Co.                                         1280        46,554
Bear Stearns Cos., Inc.                                        80         4,884
Capital One Financial Corp.                                   190         5,789
Charles Schwab Corp.                                         1540        14,137
Citigroup, Inc.                                              4838       178,764
Countrywide Financial Corp.*                                  120         6,037
Fannie Mae                                                   1010        67,529
Franklin Resources, Inc.                                      250         8,248
Freddie Mac                                                   680        41,874
Goldman Sachs Group, Inc.                                     430        30,788
Household International, Inc.                                 430        10,217
JP Morgan Chase & Co.                                        1864        38,678
Lehman Brothers Holdings, Inc.                                210        11,187
MBNA Corp.                                                   1270        25,794
Merrill Lynch & Co., Inc.                                     790        29,980
Morgan Stanley                                               1020        39,698
Providian Financial Corp.                                     400         1,780
SLM Corp.                                                     200        20,548
Stilwell Financial, Inc.                                      230         2,693
T Rowe Price Group, Inc.                                      110         3,105
                                                                   ------------
                                                                        588,284
                                                                   ------------

DIVERSIFIED MACHINERY (0.45%)
Caterpillar, Inc.                                             360        14,706
Cummins, Inc.                                                  30           719
Deere & Co.                                                   250        11,597
Dover Corp.                                                   210         5,267
Rockwell Automation, Inc.                                     250         4,137
                                                                   ------------
                                                                         36,426
                                                                   ------------

CHRISTIAN STEWARDSHIP FUNDS
LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                           ------         -----
DIVERSIFIED MANUFACTURING (5.05%)
3M Co.                                                        520  $     66,009
Cooper Industries Ltd.                                         80         2,519
Crane Co.                                                      60         1,102
Danaher Corp.                                                 140         8,099
Eaton Corp.                                                    70         4,787
General Electric Co.                                         9350       236,088
Honeywell International, Inc.                                 790        18,913
Illinois Tool Works, Inc.                                     320        19,648
Ingersoll-Rand Co.                                            160         6,240
ITT Industries, Inc.                                          100         6,498
Pall Corp.                                                    120         2,084
Textron, Inc.                                                 140         5,740
Tyco International Ltd.                                      1846        26,693
                                                                   ------------
                                                                        404,420
                                                                   ------------

E-COMMERCE SERVICES (0.24%)
eBay, Inc.*                                                   260        16,448
TMP Worldwide, Inc.*                                          180         2,786
                                                                   ------------
                                                                         19,234
                                                                   ------------

ELECTRIC PRODUCTS (0.33%)
Emerson Electric Co.                                          440        21,199
Molex, Inc.                                                   200         5,282
                                                                   ------------
                                                                         26,481
                                                                   ------------

ELECTRONIC COMPONENTS (0.15%)
American Power Conversion*                                    150         1,938
Jabil Circuit, Inc.*                                          170         2,623
Power-One, Inc.*                                               70           377
Sanmina-SCI Corp.*                                            660         2,033
Solectron Corp.*                                              850         1,913
Symbol Technologies, Inc.                                     270         2,335
Thomas & Betts Corp.*                                          50           828
                                                                   ------------
                                                                         12,047
                                                                   ------------

ENGINEERING & CONSTRUCTION (0.03%)
Fluor Corp.                                                   100         2,365
                                                                   ------------

CHRISTIAN STEWARDSHIP FUNDS
LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                           ------         -----
FOOD (2.24%)
Albertson's, Inc.                                             540  $     12,047
Archer-Daniels-Midland Co.                                    738        10,052
Campbell Soup Co.                                             590        12,437
General Mills, Inc.                                           480        19,834
Hershey Foods Corp.                                           200        13,014
H.J. Heinz Co.                                                520        16,723
Kellogg Co.                                                   590        18,797
Kroger Co.*                                                   920        13,653
Safeway, Inc.*                                                520        12,012
SuperValu, Inc.                                               170         2,856
Sysco Corp.                                                   860        27,245
W.M. Wrigley Jr. Co.                                          340        17,942
Winn-Dixie Stores, Inc.                                       200         3,004
                                                                   ------------
                                                                        179,616
                                                                   ------------

FOREST & PAPER PRODUCTS (0.53%)
Boise Cascade Corp.                                            50         1,189
Georgia-Pacific Corp.                                         205         2,501
International Paper Co.                                       490        17,116
Louisiana-Pacific Corp.                                       100           674
MeadWestvaco Corp.                                            227         4,756
Plum Creek Timber Co., Inc.                                   170         3,844
Temple-Inland, Inc.                                            50         2,051
Weyerhaeuser Co.                                              220         9,966
                                                                   ------------
                                                                         42,097
                                                                   ------------

HEALTHCARE PRODUCTS (4.13%)
Bausch & Lomb, Inc.                                            90         2,799
Baxter International, Inc.                                    620        15,512
Becton Dickinson & Co.                                        340        10,033
Biomet, Inc.                                                  340        10,016
Boston Scientific Corp.*                                      450        16,934
CR Bard, Inc.                                                  80         4,475
Guidant Corp.*                                                320         9,462
Johnson & Johnson                                            2934       172,373
Medtronic, Inc.                                              1220        54,656
St. Jude Medical, Inc.*                                       230         8,190
Stryker Corp.                                                 230        14,513
Zimmer Holdings, Inc.*                                        285        11,748
                                                                   ------------
                                                                        330,711
                                                                   ------------

CHRISTIAN STEWARDSHIP FUNDS
LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                           ------         -----
HEALTHCARE SERVICES (0.16%)
Health Management Associates, Inc.                            390  $      7,457
Healthsouth Corp.*                                            550         2,392
Manor Care, Inc.*                                             160         3,163
                                                                   ------------
                                                                         13,012
                                                                   ------------

HOME BUILDERS (0.09%)
Centex Corp.                                                   50         2,274
KB Home                                                        50         2,360
Pulte Homes, Inc.                                              60         2,755
                                                                   ------------
                                                                          7,389
                                                                   ------------

HOME FURNISHINGS (0.19%)
Leggett & Platt, Inc.                                         210         4,378
Newell Rubbermaid, Inc.                                       330        10,699
                                                                   ------------
                                                                         15,077
                                                                   ------------

HOTELS & MOTELS (0.24%)
Hilton Hotels Corp.                                           490         6,027
Marriott International, Inc.                                  290         8,970
Starwood Hotels & Resorts Worldwide, Inc.                     190         4,427
                                                                   ------------
                                                                         19,424
                                                                   ------------

INSTRUMENTS/CONTROLS (0.34%)
Agilent Technologies, Inc.*                                   444         6,105
Applera Corp. - Applied Biosystems Group                      230         4,653
Parker Hannifin Corp.                                         120         5,236
Perkin-Elmer, Inc.                                            190         1,322
Tektronix, Inc.                                                80         1,414
Thermo Electron Corp.*                                        280         5,149
Waters Corp.*                                                 140         3,525
                                                                   ------------
                                                                         27,404
                                                                   ------------

INSURANCE (5.39%)
ACE Ltd.                                                      380        11,685
AFLAC, Inc.                                                   570        17,351
Allstate Corp.                                                810        32,222
AMBAC Financial Group, Inc.                                   110         6,798
American International Group                                 2513       157,188
AON Corp.                                                     400         7,332
Chubb Corp.                                                   180        10,154
Cincinnati Financial Corp.                                    210         7,978
Hartford Financial Services Group, Inc.                       250         9,875
Jefferson-Pilot Corp.                                         215         8,632

CHRISTIAN STEWARDSHIP FUNDS
LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                           ------         -----

John Hancock Financial Services, Inc.                         340  $      9,962
Lincoln National Corp.                                        240         7,322
Marsh & McLennan Cos., Inc.                                   570        26,625
MBIA, Inc.                                                    150         6,548
Metlife, Inc.                                                 830        19,820
MGIC Investment Corp.                                         110         4,616
Principal Financial Group                                     400        11,220
Progressive Corp.                                             230        12,650
Prudential Financial, Inc.                                    680        19,856
Safeco Corp.                                                  150         5,334
St. Paul Cos                                                  200         6,560
Torchmark Corp.                                               210         7,518
Travelers Property Casualty Corp.*                            429         5,800
UnumProvident Corp.                                           330         6,772
XL Capital Ltd.                                               150        11,422
                                                                   ------------
                                                                        431,240
                                                                   ------------

LEISURE & RECREATIONAL PRODUCTS (0.20%)
Brunswick Corp.                                               140         2,881
Hasbro, Inc.                                                  220         2,248
Mattel, Inc.                                                  590        10,833
                                                                   ------------
                                                                         15,962
                                                                   ------------

MEDIA (2.40%)
AOL Time Warner, Inc.*                                       4195        61,876
Clear Channel Communications, Inc.*                           560        20,748
Comcast Corp.*                                                930        21,400
Dow Jones & Co., Inc.                                         110         3,863
Gannett Co., Inc.                                             340        25,816
Knight-Ridder, Inc.                                           120         7,222
McGraw-Hill Cos., Inc.                                        240        15,480
Meredith Corp.                                                100         4,555
New York Times Co.                                            180         8,714
Tribune Co.                                                   337        16,193
Univision Communications, Inc.*                               230         5,959
                                                                   ------------
                                                                        191,826
                                                                   ------------

METAL FABRICATION (0.03%)
Worthington Industries                                        150         2,826
                                                                   ------------

MINING (0.42%)
Alcoa, Inc.                                                   830        18,310
Freeport-McMoRan Copper & Gold, Inc.*                         190         2,318
Newmont Mining Corp.                                          440        10,877
Phelps Dodge Corp.*                                            70         2,171
                                                                   ------------
                                                                         33,676
                                                                   ------------

CHRISTIAN STEWARDSHIP FUNDS
LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                           ------         -----
MOTORCYCLE MANUFACTURER (0.22%)
Harley-Davidson, Inc.                                         330  $     17,259
                                                                   ------------

OFFICE AUTOMATION & EQUIPMENT (0.29%)
Avery Dennison Corp.                                          130         8,091
Pitney Bowes, Inc.                                            290         9,730
Xerox Corp.*                                                  850         5,644
                                                                   ------------
                                                                         23,465
                                                                   ------------

OIL & GAS (5.60%)
Amerada Hess Corp.                                             70         3,591
Anadarko Petroleum Corp.                                      209         9,309
Apache Corp.                                                  118         6,379
Baker Hughes, Inc.                                            300         8,715
BJ Services Co.*                                              120         3,640
Burlington Resources, Inc.                                    180         7,416
ChevronTexaco Corp.                                          1099        74,325
ConocoPhillips                                                676        32,786
Devon Energy Corp.                                            120         6,060
EOG Resources, Inc.                                            90         3,333
Exxon Mobil Corp.                                            6450       217,107
Halliburton Co.                                               350         5,663
Kerr-McGee Corp.                                               60         2,610
Marathon Oil Corp.                                            390         8,151
Nabors Industries Ltd.*                                        90         3,147
Noble Corp.*                                                   90         2,909
Occidental Petroleum Corp.                                    440        12,553
Rowan Cos., Inc.                                               70         1,427
Schlumberger Ltd.                                             560        22,461
Sunoco, Inc.                                                  110         3,298
Transocean, Inc.                                              260         5,715
Unocal Corp.                                                  270         7,463
                                                                   ------------
                                                                        448,058
                                                                   ------------

PHARMACEUTICALS (8.62%)
Abbott Laboratories                                          1520        63,642
Allergan, Inc.                                                150         8,168
AmerisourceBergen Corp.                                       120         8,538
Bristol-Myers Squibb Co.                                     1870        46,021
Cardinal Health, Inc.                                         465        32,183
Eli Lilly & Co.                                              1120        62,160
Forest Laboratories, Inc.*                                    200        19,598
King Pharmaceuticals, Inc.*                                   263         4,037
Medimmune, Inc.*                                              250         6,387
Merck & Co., Inc.                                            2200       119,328

CHRISTIAN STEWARDSHIP FUNDS
LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                           ------         -----

Pfizer, Inc.                                                 5917  $    187,983
Pharmacia Corp.                                              1260        54,180
Schering-Plough Corp.                                        1500        32,025
Watson Pharmaceuticals, Inc.*                                 120         3,299
Wyeth                                                        1270        42,545
                                                                   ------------
                                                                        690,094
                                                                   ------------

PHOTOGRAPHY EQUIPMENT (0.14%)
Eastman Kodak Co.                                             340        11,203
                                                                   ------------

PIPELINES (0.13%)
Dynegy, Inc.                                                  580           394
EL Paso Corp.                                                 482         3,736
Kinder Morgan, Inc.                                           130         4,759
Williams Cos., Inc.                                           750         1,410
                                                                   ------------
                                                                         10,299
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS (0.25%)
Equity Office Properties Trust                                520        12,522
Equity Residential                                            280         6,642
Simon Property Group, Inc.                                     30         1,024
                                                                   ------------
                                                                         20,188
                                                                   ------------

RETAIL STORES (7.00%)
AutoZone, Inc.*                                               110         9,435
Bed Bath & Beyond, Inc.*                                      300        10,638
Best Buy Co., Inc.*                                           310         6,389
Big Lots, Inc.*                                               100         1,660
Carmax, Inc.*                                                  69         1,131
Circuit City Stores, Inc.                                     220         2,180
Costco Wholesale Corp.*                                       450        15,269
CVS Corp.                                                     400        11,092
Dillard's, Inc.                                                80         1,319
Dollar General Corp.                                          377         5,263
Family Dollar Stores                                          210         6,466
Federated Department Stores*                                  200         6,140
Gap, Inc.                                                     870        10,240
Home Depot, Inc.                                             2230        64,402
J.C. Penney Co., Inc. Holding Co.                             290         5,525
Kohl's Corp.*                                                 330        19,288
Limited Brands                                                600         9,402
Lowe's Cos., Inc.                                             750        31,298
May Department Stores Co.                                     350         8,173
Nordstrom, Inc.                                               130         2,590

CHRISTIAN STEWARDSHIP FUNDS
LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                           ------         -----

Office Depot, Inc.*                                           370  $      5,324
RadioShack Corp.                                              190         3,971
Sears Roebuck and Co.                                         320         8,403
Staples, Inc.*                                                530         8,215
Target Corp.                                                  890        26,807
Tiffany & Co.                                                 150         3,927
TJX Cos., Inc.                                                600        12,312
Toys R US, Inc.*                                              270         2,697
Walgreen Co.                                                 1020        34,425
Wal-Mart Stores, Inc.                                        4230       226,516
                                                                   ------------
                                                                        560,497
                                                                   ------------

SEMICONDUCTORS (2.78%)
Advanced Micro Devices, Inc.*                                 310         1,903
Altera Corp.*                                                 320         3,750
Analog Devices, Inc.*                                         300         8,040
Applied Materials, Inc.*                                     1520        22,846
Applied Micro Circuits Corp.*                                 400         1,568
Broadcom Corp.*                                               220         2,636
Intel Corp.                                                  6240       107,952
Kla-Tencor Corp.*                                             140         4,985
Linear Technology Corp.                                       260         7,187
LSI Logic Corp.*                                              450         2,655
Maxim Integrated Products                                     270         8,597
Micron Technology, Inc.*                                      520         8,320
National Semiconductor Corp.*                                 130         1,727
Novellus Systems, Inc.*                                       100         3,160
Nvidia Corp.*                                                 120         1,428
PMC - Sierra, Inc.*                                           160           779
QLogic Corp.*                                                  70         2,437
Teradyne, Inc.*                                               140         1,695
Texas Instruments, Inc.                                      1620        25,693
Xilinx, Inc.*                                                 270         5,127
                                                                   ------------
                                                                        222,485
                                                                   ------------

STEEL PRODUCERS (0.07%)
Allegheny Technologies, Inc.                                  140           959
Nucor Corp.                                                    70         2,950
United States Steel Corp.                                     140         1,799
                                                                   ------------
                                                                          5,708
                                                                   ------------

CHRISTIAN STEWARDSHIP FUNDS
LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                           ------         -----
TELECOMMUNICATIONS (6.22%)
ADC Telecommunications, Inc.*                                 690  $      1,090
Alltel Corp.                                                  310        15,410
Andrew Corp.*                                                  80           688
AT&T Corp.                                                   3742        48,796
AT&T Wireless Services, Inc.*                                3292        22,616
Avaya, Inc.*                                                  348           696
BellSouth Corp.                                              1820        47,593
CenturyTel, Inc.                                              150         4,250
CIENA Corp.*                                                  420         1,546
Cisco Systems, Inc.*                                         6890        77,030
Citizens Communications Co.*                                  300         2,496
Comverse Technology, Inc.*                                    230         1,656
Corning, Inc.*                                               1240         2,319
JDS Uniphase Corp.*                                          1740         3,899
Lucent Technologies, Inc.*                                   4400         5,412
Motorola, Inc.                                               2180        19,991
Nextel Communications, Inc.*                                  890        10,039
Qualcomm, Inc.*                                               690        23,819
Qwest Communications International                           2395         8,119
SBC Communications, Inc.                                     3190        81,855
Scientific-Atlanta, Inc.                                      140         1,709
Sprint Corp.-FON Group                                        830        10,309
Sprint Corp.-PCS Group*                                      1250         4,350
Tellabs, Inc.*                                                540         4,147
Verizon Communications, Inc.                                 2591        97,836
                                                                   ------------
                                                                        497,671
                                                                   ------------

TOOLS (0.11%)
Black & Decker Corp.                                           70         3,273
Snap-On, Inc.                                                  90         2,345
Stanley Works                                                  90         2,913
                                                                   ------------
                                                                          8,531
                                                                   ------------

TRANSPORTATION (1.56%)
Burlington Northern Santa Fe Corp.                            510        13,122
CSX Corp.                                                     250         6,900
FedEx Corp.                                                   290        15,425
Norfolk Southern Corp.                                        470         9,494
Union Pacific Corp.                                           270        15,944
United Parcel Service, Inc.                                  1070        64,211
                                                                   ------------
                                                                        125,096
                                                                   ------------

CHRISTIAN STEWARDSHIP FUNDS
LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                           ------         -----
TRAVEL SERVICES (0.03%)
Sabre Holdings Corp.*                                         130  $      2,493
                                                                   ------------

TRUCKING & LEASING (0.03%)
Ryder System, Inc.                                            100         2,295
                                                                   ------------

UTILITIES (3.40%)
AES Corp.*                                                    780         1,381
Allegheny Energy, Inc.                                        150           855
Ameren Corp.                                                  290        11,716
American Electric Power Co., Inc.                             394        10,102
Calpine Corp.*                                                440           880
Centerpoint Energy, Inc.*                                     300         2,124
Cinergy Corp.                                                 270         8,400
CMS Energy Corp.                                              120           940
Consolidated Edison, Inc.                                     360        15,325
Constellation Energy Group, Inc.                              250         6,395
Dominion Resources, Inc.                                      330        15,840
DTE Energy Co.                                                300        13,527
Duke Energy Corp.                                             810        16,597
Edison International*                                         470         4,724
Entergy Corp.                                                 350        15,431
Exelon Corp.                                                  410        20,664
FirstEnergy Corp.                                             430        13,953
FPL Group, Inc.                                               260        15,335
KeySpan Corp.                                                 200         7,306
Mirant Corp.*                                                 520         1,113
Nicor, Inc.                                                    50         1,552
NiSource, Inc.                                                210         3,469
Peoples Energy Corp.                                           30         1,090
PG&E Corp.*                                                   550         5,967
Pinnacle West Capital Corp.                                   160         4,560
PPL Corp.                                                     210         7,268
Progress Energy, Inc.                                         300        12,516
Public Service Enterprise Group, Inc.                         300         8,595
Reliant Resources, Inc.*                                      236           444
Sempra Energy                                                 240         5,314
Southern Co.                                                  940        27,918
TECO Energy, Inc.                                             110         1,628
TXU Corp.                                                     320         4,592
Xcel Energy, Inc.                                             441         4,586
                                                                   ------------
                                                                        272,107
                                                                   ------------

CHRISTIAN STEWARDSHIP FUNDS
LARGE CAP EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           SHARES         VALUE
                                                           ------         -----
WASTE DISPOSAL (0.23%)
Allied Waste Industries, Inc.*                                340  $      2,771
Waste Management, Inc.                                        680        15,654
                                                                   ------------
                                                                         18,425
                                                                   ------------

TOTAL COMMON STOCK (COST $11,078,912)                                 7,659,757
                                                                   ------------

MISCELLANEOUS INVESTMENTS (3.77%)
SPDR Trust Series 1 (Cost $307,450)                         3,400       301,920
                                                                   ------------

REPURCHASE AGREEMENTS (0.64%)
Fifth Third Bank, 1.22%, dated 10/31/02, due
11/01/02, repurchase price $51,222 (collateralized
by  FNARM, 5.095%, due 10/01/25, market value
$52,757) (Cost $51,220)                                    51,220        51,220
                                                                   ------------

     TOTAL INVESTMENTS (COST $11,437,582) (100.07%)                $  8,012,897
     LIABILITIES IN EXCESS OF OTHER ASSETS, (-0.07%)                     (5,908)
                                                                   ------------
     NET ASSETS (100%)                                             $  8,006,989
                                                                   ============

*Non-income producing investment
ADR - American Depository Receipt

Cost for federal income tax at October 31, 2002 was
$11,466,943 and net unrealized depreciation
consisted of:
   Gross unrealized appreciation                                   $    291,578
   Gross unrealized depreciation                                     (3,745,624)
                                                                   ------------
   Net unrealized depreciation                                     $ (3,454,046)
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

CHRISTIAN STEWARDSHIP FUNDS

STATEMENT OF ASSETS AND LIABILITIES - OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    LARGE CAP
                                                                      EQUITY
                                                                    INDEX FUND
                                                                   ------------
ASSETS:
   Investments, at value (identified cost $11,437,582)             $  8,012,897
   Receivables:
      Dividends and interest                                             10,259
      Collateral for securities loaned, at fair value                   342,116
   Prepaid expenses                                                       3,650
                                                                   ------------
         Total assets                                                 8,368,922
                                                                   ------------

LIABILITIES:
   Payables:
      Accrued expenses                                                   17,944
      Due to advisor                                                      1,455
      Distribution fees                                                     418
      Payables upon return of securities loaned                         342,116
                                                                   ------------
         Total liabilities                                              361,933
                                                                   ------------

NET ASSETS                                                         $  8,006,989
                                                                   ============

NET ASSETS CONSIST OF:
   Paid-in capital                                                 $ 14,668,851
   Undistributed net investment loss                                     (4,296)
   Accumulated realized loss on investments
         Short-term losses                                             (420,022)
         Long-term losses                                            (2,812,859)
   Net unrealized depreciation on investments                        (3,424,685)
                                                                   ------------

NET ASSETS                                                         $  8,006,989
                                                                   ============

INDIVIDUAL SHARES (NOTE 1):
   Net assets for 39,584 shares outstanding                        $    599,651
   Net asset value and redemption price                            $      15.15

INSTITUTIONAL SHARES (NOTE 1):
   Net assets for 490,876 shares outstanding                       $  7,407,338
   Net asset value and redemption price                            $      15.09

     The accompanying notes are an integral part of the financial statements

CHRISTIAN STEWARDSHIP FUNDS

STATEMENT OF OPERATIONS FOR THE PERIOD ENDED OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    LARGE CAP
                                                                      EQUITY
                                                                    INDEX FUND
                                                                   ------------
INVESTMENT INCOME:
   Interest                                                        $        541
   Dividends                                                             99,918
                                                                   ------------
         Total Investment Income                                        100,459
                                                                   ------------

EXPENSES:
   Investment advisory fees (Note 4)                                      8,472
   Administration fee (Note 4)                                            4,236
   Accounting fee                                                        12,854
   Custodian fees                                                         8,280
   Transfer agency fees                                                   6,403
   Distribution fees:
      Individual Class                                                      612
      Institutional Class                                                 2,702
   Directors' expense                                                     1,305
   Audit fees                                                             8,294
   Legal fees                                                             8,864
   Registration fees                                                      6,139
   Reports to shareholders                                                4,641
   Other                                                                  8,972
                                                                   ------------
         Total expenses                                                  81,774
                                                                   ------------

   Net investment income                                                 18,685
                                                                   ------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                                  (2,782,823)
   Net unrealized appreciation during the period on investments          99,231
                                                                   ------------
   Net loss on investments                                           (2,683,592)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (2,664,907)
                                                                   ============

    The accompanying notes are an integral part of the financial statements

CHRISTIAN STEWARDSHIP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   LARGE CAP EQUITY INDEX FUND
                                                   ----------------------------

                                                   Period Ended     Year Ended
                                                    October 31,      April 30,
                                                       2002            2002
                                                   ------------    ------------
                                                    (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                           $     18,685    $     20,330
   Net realized loss on investments                  (2,782,823)       (120,774)
   Net unrealized appreciation (depreciation)
    during the period on investments                     99,231      (2,067,050)
                                                   ------------    ------------
Net decrease in net assets resulting
 from operations                                     (2,664,907)     (2,167,494)
                                                   ------------    ------------

Distributions to shareholders from:
   Net investment income
      Individual Class                                     (756)           (179)
      Institutional Class                               (22,225)        (20,151)
                                                   ------------    ------------
Total Distributions                                     (22,981)        (20,330)
                                                   ------------    ------------

Increase (decrease) in net assets from
 Fund share transactions (Note 6)                    (4,417,471)      5,660,036
                                                   ------------    ------------

Increase (decrease) in net assets                    (7,105,359)      3,472,212

NET ASSETS:
   Beginning of period                               15,112,348      11,640,136
                                                   ------------    ------------
   End of period                                   $  8,006,989    $ 15,112,348
                                                   ============    ============

     The accompanying notes are an integral part of the financial statements

CHRISTIAN STEWARDSHIP FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                            LARGE CAP EQUITY INDEX FUND
                                                         --------------------------------------------------------------

                                                             For the Period Ended               For the Year Ended
                                                               October 31, 2002                   April 30, 2002
                                                         -----------------------------     -----------------------------
                                                                 (Unaudited)

                                                          Individual     Institutional      Individual     Institutional
                                                         ------------     ------------     ------------     ------------
NET ASSET VALUE - BEGINNING OF PERIOD                    $      18.27     $      18.20     $      21.33     $      21.32
                                                         ------------     ------------     ------------     ------------
INVESTMENT OPERATIONS:
   Net investment income (loss)                                   --- 2           0.03 2          (0.05)2           0.03 2
   Net realized and unrealized loss on investments              (3.10)           (3.11)           (2.94)           (2.97)
                                                         ------------     ------------     ------------     ------------
         Total from investment operations                       (3.10)           (3.08)           (2.99)           (2.94)
                                                         ------------     ------------     ------------     ------------

Distributions:
   From net investment income                                   (0.02)           (0.03)           (0.07)           (0.18)
   From net realized capital gain                                  --               --               --               --
                                                         ------------     ------------     ------------     ------------
         Total distributions                                    (0.02)           (0.03)           (0.07)           (0.18)
                                                         ------------     ------------     ------------     ------------

NET ASSET VALUE - END OF PERIOD                          $      15.15     $      15.09     $      18.27     $      18.20
                                                         ============     ============     ============     ============

TOTAL RETURN                                                 (16.95)%         (16.91)%         (14.05)%         (13.82)%

Ratios of expenses to average net assets:
   before fee waivers                                           1.64% 1          1.44% 1          1.45%            1.25%
   after fee waivers                                            1.64% 1          1.44% 1          1.42%            1.22%
Ratios of net investment income to average net assets:
   before fee waivers                                           0.14% 1          0.34% 1        (0.08)%            0.12%
   after fee waivers                                            0.14% 1          0.34% 1        (0.05)%            0.15%

Portfolio turnover rate                                        11.61%           11.61%           11.90%           11.90%
Net assets, end of period                                $    599,651     $  7,407,338     $    475,259     $ 14,637,089

                                                          LARGE CAP EQUITY INDEX FUND
                                                          -----------------------------

                                                             For the Period Ended
                                                                April 30, 2001
                                                         -----------------------------


                                                          Individual*    Institutional**
                                                         ------------     ------------
NET ASSET VALUE - BEGINNING OF PERIOD                    $      24.34     $      25.00
                                                         ------------     ------------
INVESTMENT OPERATIONS:
   Net investment income (loss)                                  0.03             0.08
   Net realized and unrealized loss on investments              (3.01)           (3.68)
                                                         ------------     ------------
         Total from investment operations                       (2.98)           (3.60)
                                                         ------------     ------------

Distributions:
   From net investment income                                   (0.03)           (0.08)
   From net realized capital gain                                  --               --
                                                         ------------     ------------
         Total distributions                                    (0.03)           (0.08)
                                                         ------------     ------------

NET ASSET VALUE - END OF PERIOD                          $      21.33     $      21.32
                                                         ============     ============

TOTAL RETURN                                                 (12.26)%         (14.42)%

Ratios of expenses to average net assets:
   before fee waivers                                           1.21% 1          1.01% 1
   after fee waivers                                            1.06% 1          0.86% 1
Ratios of net investment income to average net assets:
   before fee waivers                                         (0.03)% 1          0.17% 1
   after fee waivers                                            0.12% 1          0.32% 1

Portfolio turnover rate                                        44.93%           44.93%
Net assets, end of period                                $    120,336     $ 11,519,800

1    Annualized
2 Based on the average daily number of shares outstanding throughout the period

* The Christian Stewardship Large Cap Equity Index Fund Individual Class commenced operations on November 1, 2000.
** The Christian Stewardship Large Cap Equity Index Fund Institutional Class commenced operations on May 16, 2000.

     The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(1)  ORGANIZATION

     The Christian Stewardship Funds ("CSF") are series of Capstone Christian Values Fund, Inc., (the "Company") an open-end diversified management company registered under the Investment Company Act of 1940 (the "1940 Act") originally incorporated in Delaware in 1968 and reorganized as a Maryland series company on May 11, 1992. CSF currently consists of one diversified series: the Large Cap Equity Index Fund (the "FUND).

     The Bond Index Fund Individual Class shares and Institutional Class shares have merged with the Capstone Social Ethics and Religious Values Bond Fund Class A shares and Class C shares, respectively. The merger was approved by the Board of Directors on September 27, 2002 and became effective on September 30, 2002.

     The Company is authorized to issue 15,000,000 shares of capital stock of $0.001 par value. The Fund currently offers two Classes of shares ("Individual Class" and "Institutional Class"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

(2)  INVESTMENT OBJECTIVES

     As a matter of fundamental investment policy, the Fund seeks to match the performance of a designated index (Benchmark) before expenses. The Adviser and Administrator will select portfolio investments for the Fund using statistical methods designed to produce total returns that will be comparable to the designated benchmark.

     The Fund's objective is to provide capital growth and income. It pursues its objective by attempting to match the price and yield performance, before Fund expenses, of a widely recognized index of large cap equities, which will be specified by the Advisory Committee from time to time.

(3)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements

     A.   SECURITY VALUATION

          Portfolio equity securities which are primarily traded on security exchanges are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All other equity securities not so traded are valued at the mean between the last reported bid and asked prices prior to the time of valuation.

          Money market securities held by the Fund are valued using the amortized cost method of valuation, which in the opinion of the Board of Directors reflects fair value.

--------------------------------------------------------------------------------
CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(3)  SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

     A.   SECURITY VALUATION - (CONTINUED)

          Other debt securities are valued by using market quotations or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Directors.

     B.   FEDERAL INCOME TAXES

          It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner that results in no tax to the Fund. Therefore, no federal income or excise tax provisions are required.

          Net investment income (loss) and net realized gain (loss) may differ for financial statement and income tax purposes primarily due to investments which have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income of net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the fund.

     C.   SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS

          Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the specific identification basis. Interest income on debt securities is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     D.   REPURCHASE AGREEMENTS

          In connection with transactions in repurchase agreements, it is the Fund's policy that the custodian bank take possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     E.   ORGANIZATION EXPENSES

          The Advisor has agreed to bear all of the costs incurred in connection with the organization and initial registration of the Company's shares.

     F.   USE OF ESTIMATES

          In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(3)  SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED

     G.   SECURITIES LENDING TRANSACTIONS

          The Fund receives compensation in the form of fees, or it retains a portion of interest of any cash received as collateral. The Fund also continues to receive interest and dividends on securities loaned. The loans are secured by collateral with cash, U.S. government securities or letters of credit. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

(4)  INVESTMENT ADVISER AND ADMINISTRATOR

     Capstone Asset Management Company ("Capstone") serves as the Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, Capstone shall have full discretion to manage the assets of the Fund in accordance with the investment objective. As compensation for its services the Fund pays Capstone, on a monthly basis, an investment advisory fee. The advisory fees for the Fund is calculated at the annual rate of 0.15% on the first $500 million of the Fund's collective average daily net assets. The rate declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on collective average daily net assets in excess of $1 billion. Capstone Asset Management Company ("Capstone") serves as the Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, Capstone shall have full discretion to manage the assets of the Fund in accordance with the investment objective. As compensation for its services the Fund pays Capstone, on a monthly basis, an investment advisory fee. The advisory fees for the Fund is calculated at the annual rate of 0.15% on the first $500 million of the Fund's collective average daily net assets. The rate declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on collective average daily net assets in excess of $1 billion.

     Pursuant to the terms of the Administration Agreement, Capstone will supervise the Fund's daily business affairs, coordinate the activities of persons providing services to the Fund, and furnish office space and equipment to the Fund. As compensation for its services Capstone receives a monthly fee from the Fund calculated at the annual rate of 0.075% of the Fund's average daily net assets.

(5)  DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

     Capstone Asset Planning Company (the "DISTRIBUTOR") serves as the Company's principal underwriter pursuant to a Distribution Agreement. The Distributor is an affiliate of Capstone.

     The Individual and Institutional Class shares of the Fund have adopted a Service and Distribution Plan (the "PLAN") pursuant to Rule 12(b)-1 under the 1940 Act. The Plan provides that the Individual Class and Institutional Class shares will make payments to the Distributor to compensate the Distributor for expenditures incurred by it in connection with the distribution of Individual and Institutional Class shares and for the provision of certain stockholder services including but not limited to the payment of compensation to security dealers and other financial organizations to obtain various distribution related and/or administrative services for the Fund. As compensation for its services the Distributor receives a monthly fee calculated at the annual rate of 0.25% of the average daily net assets of the Individual Class shares and 0.05% of the average daily net assets of the Institutional Class shares.

     For the period ended October 31, 2002, the Distributor received $3,314 for the Large Cap Equity Index Fund.

     Certain officers of the Company are also officers of Capstone and the Distributor.

--------------------------------------------------------------------------------
CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(6)  SHARES OF CAPITAL STOCK

Transactions in shares of capital stock for the Large Cap Equity Index Fund, for the period from May 1, 2002 to October 31, 2002, were as follows:

                               INDIVIDUAL                   INSTITUTIONAL
                          SHARES        DOLLARS         SHARES        DOLLARS
                          ------        -------         ------        -------
LARGE CAP EQUITY INDEX FUND
   Sold                     14,413    $   223,493         46,271    $   740,925
   Reinvested                   49            756            696         10,928
   Redeemed                   (887)       (13,811)      (360,394)    (5,379,762)
                       -----------    -----------    -----------    -----------
      Net Increase          13,575    $   210,438       (313,427)   $(4,627,909)
                       ===========    ===========    ===========    ===========

Transactions in shares of capital stock for the Large Cap Equity Index Fund, for the year from May 1, 2001 to April 30, 2002, were as follows:

                               INDIVIDUAL                   INSTITUTIONAL
                          SHARES        DOLLARS         SHARES        DOLLARS
                          ------        -------         ------        -------
LARGE CAP EQUITY INDEX FUND
   Sold                     23,130    $   400,397        293,931    $ 5,943,090
   Reinvested                   66          1,262          3,048         58,720
   Redeemed                 (2,829)       (54,649)       (33,092)      (688,784)
                       -----------    -----------    -----------    -----------
      Net Increase          20,367    $   347,010        263,887    $ 5,313,026
                       ===========    ===========    ===========    ===========

(7)  INVESTMENT TRANSACTIONS

     Purchases  and  sales  of  investment   securities   (excluding  short-term
     securities) by the Fund for the period ended October 31, 2002 were as follows:

                                                    PURCHASES          SALES
                                                    ---------          -----
        Large Cap Equity Index Fund                 1,333,250        5,786,924

(8)  CAPITAL LOSS CARRY FORWARDS

     As of April 30, 2002 the Fund had capital loss carryforwards of $325,141 available for federal income tax purposes which expire in 2010.

     The Large Cap Equity Index Fund realized post-October Losses of $124,917 which have been deferred for federal income tax purposes.

--------------------------------------------------------------------------------
CHRISTIAN STEWARDSHIP FUNDS

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

OCTOBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(9)  DISTRIBUTIONS TO SHAREHOLDERS

     As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                            Large Cap Equity
                                                               Index Fund
                                                              ------------
Cost of investments for tax purposes                          $ 11,466,943

Undistributed Ordinary Income:
Undistributed Net Investment Loss                             $     (4,296)
Undistributed Short-term Capital Gains/(Losses)                   (391,153)
Undistributed Long-term Capital Gains/(Losses)                  (2,812,367)
Unrealized Appreciation/ (Depreciation)                         (3,454,046)
                                                              ------------
               Distributable Earnings                         $ (6,661,862)
                                                              ============

     The tax compostion of dividends (other than return of capital dividends for the period) was as follows:

                                                   Ordinary        Long-term
                                                    income       capital gains
                                                    ------       -------------
Large Cap Equity Index Fund                        $ 22,981        $     --

(10) MISCELLANEOUS

     On September 27, 2002, a special meeting of the shareholders of each Fund of the Company was held to consider two proposals. Pursuant to the Investment Company Act of 1940 (the "1940 Act"), approval of each proposal required the affirmative vote of the lesser of (a) 67% or more of the shares of each Fund represented by proxy if the holders of more than 50% of the outstanding shares are represented by proxy at the meeting or (b) more than 50% of the outstanding shares of the Fund. The Bond Index Fund met the minimum threshold as it had more than 50% of its outstanding shares represented at the meeting by proxy. The Large Cap Equity Index Fund did not meet the minimum threshold requirements needed to vote on the proposal. Therefore, the propsal for the Large Cap Equity Index Fund was not accepted. The percentage of shares present for the Bond Index Fund was as follows:

                         -------------------------------------------------------
                         Shares Outstanding    Shares Present    Percent Present
--------------------------------------------------------------------------------
Bond Index Fund                289,991             188,663            65.06%
--------------------------------------------------------------------------------

     The Bond Index Fund considered a proposal whether to merge the Bond Index Fund Individual Class shares and Institutional Class shares into the Capstone Social Ethics and Religious Values Bond Fund Class A shares and Class C shares, respectively. The proposal was approved by 188,663 shares out of the 188,663 shares (100%) of the Bond Index Fund present and voting at the meeting.